Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Maturity Profile Of Accrued Liabilities Based On Contractual Undiscounted Payments [Abstract]
Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments

The below table summarizes the maturity profile of the Group’s accrued liabilities based on contractual undiscounted payments:

	Less than 12 months	1 to 5 years	Total
December 31, 2022	€	€	€
Trade and other payables	6,685,080	—	6,685,080
Accrued liabilities	10,890,749	—	10,890,749
	Less than 12 months	1 to 5 years	Total
December 31, 2021	€	€	€
Trade and other payables	2,490,572	—	2,490,572
Accrued liabilities	4,270,082	—	4,270,082